31. COSTS AND EXPENSES BY NATURE (Details) - CLP ($) $ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
ExpensesByNatureLinesLineItems [Line Items]
Cost of sales	$ 409,542,596	$ 412,079,217	$ 412,381,871
Distribution costs	114,151,288	113,007,625	121,037,484
Administrative expenses	34,975,242	31,110,407	31,562,168
Other expense by function	4,002,077	3,037,270	2,067,273
Total expenses	562,671,203	559,234,519	567,084,796
Direct cost
ExpensesByNatureLinesLineItems [Line Items]
Cost of sales	378,810,873	382,485,664	385,682,789
Distribution costs	0	0	0
Administrative expenses	0	0	0
Other expense by function	0	0	0
Total expenses	378,810,873	382,485,664	385,682,789
Depreciation and amortization
ExpensesByNatureLinesLineItems [Line Items]
Cost of sales	4,997,542	4,567,176	5,005,862
Distribution costs	1,236,706	1,182,185	1,370,580
Administrative expenses	915,265	937,885	1,020,423
Other expense by function	0	0	0
Total expenses	7,149,513	6,687,246	7,396,865
Personnel expenses
ExpensesByNatureLinesLineItems [Line Items]
Cost of sales	23,624,232	23,567,600	20,201,501
Distribution costs	35,295,435	32,645,310	34,656,241
Administrative expenses	20,378,652	19,846,352	19,769,974
Other expense by function	0	0	0
Total expenses	79,298,319	76,059,262	74,627,716
Other Expenses
ExpensesByNatureLinesLineItems [Line Items]
Cost of sales	2,109,949	1,458,777	1,491,719
Distribution costs	77,619,147	79,180,130	85,010,663
Administrative expenses	13,681,325	10,326,170	10,771,771
Other expense by function	4,002,077	3,037,270	2,067,273
Total expenses	$ 97,412,498	$ 94,002,347	$ 99,341,426